Long-Term Debt, Short-Term Debt, and Financing Arrangements - Proforma Consolidated Leverage Ratio (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Greater than or equal to 3.25x
Line of Credit Facility [Line Items]
Aggregate Senior Note Maximum Amount	$ 20
Greater than or equal to 3.0x
Line of Credit Facility [Line Items]
Aggregate Senior Note Maximum Amount	100
Greater than or equal to 2.5x
Line of Credit Facility [Line Items]
Aggregate Senior Note Maximum Amount	$ 225